Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Trade accounts payable	$ 8,190	$ 11,397
Accrued payroll	3,261	2,555
Taxes payable	3,812	3,813
Deferred revenue	330	533
Accounts payable and accrued liabilities	17,594	19,435
Related Party
Short-Term Debt [Line Items]
Due to related parties (note 14)	$ 2,001	$ 1,137